Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	STONE RIDGE TRUST
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 28, 2015
Prospectus Date	Feb. 28, 2015
Stone Ridge U.S. Large Cap Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRLIX
Stone Ridge U.S. Large Cap Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRLMX
Stone Ridge U.S. Small Cap Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRSIX
Stone Ridge U.S. Small Cap Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRSMX
Stone Ridge U.S. Variance Risk Premium Master Fund | Class I
Risk/Return:
Trading Symbol	VRPIX
Stone Ridge U.S. Variance Risk Premium Master Fund | Class M
Risk/Return:
Trading Symbol	VRPMX
Stone Ridge International Developed Markets Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRFIX
Stone Ridge International Developed Markets Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRFMX
Stone Ridge Emerging Markets Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRMIX
Stone Ridge Emerging Markets Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRMMX
Stone Ridge International Variance Risk Premium Master Fund | Class I
Risk/Return:
Trading Symbol	VRIIX
Stone Ridge International Variance Risk Premium Master Fund | Class M
Risk/Return:
Trading Symbol	VRIMX
Stone Ridge Global Equity Variance Risk Premium Master Fund | Class I
Risk/Return:
Trading Symbol	VRGIX
Stone Ridge Global Equity Variance Risk Premium Master Fund | Class M
Risk/Return:
Trading Symbol	VRGMX